POLEN GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.8%
Credit Services — 12.7%
Mastercard, Inc., Class A	945,948	$ 350,568,329
PayPal Holdings, Inc.*	2,496,877	203,470,506
Visa, Inc., Class A	1,535,723	353,538,792
		907,577,627
Diagnostics & Research — 6.6%
Illumina, Inc.*	1,059,689	226,985,384
Thermo Fisher Scientific, Inc.	429,043	244,696,094
		471,681,478
Drug Manufacturers - Specialty & Generic — 2.6%
Zoetis, Inc.	1,141,597	188,922,887
Entertainment — 7.2%
Netflix, Inc.*	1,455,658	515,099,140
Footwear & Accessories — 2.4%
NIKE, Inc., Class B	1,362,903	173,538,439
Healthcare Plans — 3.9%
UnitedHealth Group, Inc.	551,799	275,452,543
Information Technology Services — 6.6%
Accenture PLC, Class A	980,873	273,712,610
Gartner, Inc.*	595,769	201,453,330
		475,165,940
Internet Content & Information — 8.0%
Alphabet, Inc., Class C*	5,733,240	572,578,679
Internet Retail — 10.9%
Amazon.com, Inc.*	7,534,120	776,993,796
Medical Devices — 5.2%
Abbott Laboratories	2,666,649	294,798,047
Align Technology, Inc.*	286,560	77,293,829
		372,091,876
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 16.6%
Autodesk, Inc.*	1,478,150	$ 318,038,754
DocuSign, Inc.*	1,776,811	107,745,819
Salesforce, Inc.*	2,211,432	371,454,233
ServiceNow, Inc.*	865,650	393,983,285
		1,191,222,091
Software Infrastructure — 12.3%
Adobe, Inc.*	1,220,399	451,962,565
Microsoft Corp.	1,730,896	428,933,338
		880,895,903
Travel Services — 3.8%
Airbnb, Inc., Class A*	2,439,289	271,029,401
TOTAL COMMON STOCKS (Cost $5,508,553,654)		7,072,249,800

TOTAL INVESTMENTS - 98.8% (Cost $5,508,553,654)		7,072,249,800
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		88,650,730
NET ASSETS - 100.0%		$7,160,900,530

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.1%
Australia — 2.7%
CSL Ltd.	57,507	$ 12,142,636
France — 6.9%
L'Oreal SA	36,324	14,998,603
LVMH Moet Hennessy Louis Vuitton SE	18,534	16,179,727
		31,178,330
Germany — 9.1%
SAP SE	188,663	22,364,116
Siemens Healthineers AG(a)	347,172	18,618,367
		40,982,483
Ireland — 9.9%
Accenture PLC, Class A	54,907	15,321,798
ICON PLC*	126,946	29,287,712
		44,609,510
Switzerland — 3.9%
Nestle SA, Registered Shares	144,781	17,664,593
United States — 62.6%
Abbott Laboratories	205,094	22,673,142
Adobe, Inc.*	69,936	25,900,098
Align Technology, Inc.*	37,774	10,188,781
Alphabet, Inc., Class C*	274,430	27,407,324
Amazon.com, Inc.*	192,070	19,808,179
Aon PLC, Class A	68,658	21,879,932
Autodesk, Inc.*	96,089	20,674,509
Automatic Data Processing, Inc.	71,338	16,108,834
Estee Lauder Cos., Inc. (The), Class A	17,878	4,953,636
Mastercard, Inc., Class A	61,057	22,627,724
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Microsoft Corp.	142,688	$ 35,359,513
ServiceNow, Inc.*	32,223	14,665,654
Thermo Fisher Scientific, Inc.	15,095	8,609,131
Visa, Inc., Class A	139,998	32,228,940
		283,085,397
TOTAL COMMON STOCKS (Cost $357,437,276)		429,662,949

TOTAL INVESTMENTS - 95.1% (Cost $357,437,276)		429,662,949
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		22,265,394
NET ASSETS - 100.0%		$451,928,343

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, this security amounted to $18,618,367 or 4.12% of net assets. This security has been determined by the Adviser to be a liquid security.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 91.6%
Australia — 2.9%
CSL Ltd.	31,718	$ 6,697,274
Canada — 2.8%
Shopify, Inc., Class A*	133,462	6,575,673
France — 7.5%
Dassault Systemes SE	51,963	1,932,551
Kering SA	10,038	6,263,279
LVMH Moet Hennessy Louis Vuitton SE	10,626	9,276,237
		17,472,067
Germany — 15.8%
adidas AG	57,867	9,317,526
SAP SE	112,197	13,299,835
Siemens Healthineers AG(a)	265,146	14,219,423
		36,836,784
India — 1.9%
HDFC Bank Ltd.	228,360	4,493,815
Ireland — 19.5%
Accenture PLC, Class A	16,751	4,674,367
Experian PLC	200,776	7,342,279
ICON PLC*	99,209	22,888,508
Medtronic PLC	125,194	10,477,486
		45,382,640
Netherlands — 4.0%
ASML Holding NV	14,170	9,375,545
Spain — 2.9%
Amadeus IT Group SA*	105,702	6,659,644
Sweden — 5.8%
Evolution AB(a)	119,286	13,406,691
Switzerland — 2.2%
Temenos AG, Registered Shares	72,631	5,184,446
United Kingdom — 13.5%
Bunzl PLC	178,929	6,568,703
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Sage Group PLC (The)	1,676,424	$ 16,106,535
Unilever PLC	171,250	8,716,475
		31,391,713
United States — 8.2%
Aon PLC, Class A	59,963	19,109,009
Uruguay — 4.6%
Globant SA*	23,030	3,735,005
MercadoLibre, Inc.*	5,907	6,980,243
		10,715,248
TOTAL COMMON STOCKS (Cost $186,413,352)		213,300,549

TOTAL INVESTMENTS - 91.6% (Cost $186,413,352)		213,300,549
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%		19,574,352
NET ASSETS - 100.0%		$232,874,901

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $27,626,114 or 11.86% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.7%
Asset Management — 3.8%
Hamilton Lane, Inc., Class A	42,687	$ 3,323,610
Auto Parts — 4.5%
Fox Factory Holding Corp.*	34,077	4,024,153
Capital Markets — 5.4%
Houlihan Lokey, Inc.	48,219	4,777,056
Health Information Services — 6.9%
Doximity, Inc., Class A*	69,987	2,468,441
Progyny, Inc.*	106,561	3,664,633
		6,133,074
Household & Personal Products — 1.3%
Helen of Troy Ltd.*	10,333	1,168,766
Industrial Distribution — 2.4%
SiteOne Landscape Supply, Inc.*	13,881	2,103,110
Insurance - Diversified — 3.5%
Goosehead Insurance, Inc., Class A*	78,530	3,066,597
Internet Retail — 5.2%
Farfetch Ltd., Class A*	165,530	1,128,915
Revolve Group, Inc.*	122,634	3,499,974
		4,628,889
Leisure — 3.4%
YETI Holdings, Inc.*	67,940	3,040,994
Medical Care Facilities — 1.6%
AMN Healthcare Services, Inc.*	15,145	1,451,497
Medical Instruments & Supplies — 4.0%
Azenta, Inc.*	28,284	1,581,076
Warby Parker, Inc., Class A*	121,173	1,956,944
		3,538,020
Real Estate Services — 2.0%
FirstService Corp.	12,076	1,725,660
Restaurants — 4.7%
Wingstop, Inc.	25,954	4,112,930
Semiconductors — 1.2%
SiTime Corp.*	9,393	1,082,355
Software Application — 25.3%
Alarm.com Holdings, Inc.*	54,063	2,897,777
Alight, Inc., Class A*	101,552	953,573
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	25,466	$ 2,860,596
Blackline, Inc.*	54,063	3,881,723
Bumble, Inc., Class A*	114,180	2,940,135
Duck Creek Technologies, Inc.*	181,940	3,444,124
Globant SA*	20,248	3,283,821
Olo, Inc., Class A*	262,490	2,105,170
		22,366,919
Software Infrastructure — 14.5%
Altair Engineering, Inc., Class A*	50,097	2,660,151
CCC Intelligent Solutions Holdings, Inc.*	194,442	1,798,588
Endava PLC, SP ADR*	20,770	1,825,060
Euronet Worldwide, Inc.*	29,745	3,351,667
Qualys, Inc.*	27,295	3,148,751
		12,784,217
Specialty Retail — 9.0%
Five Below, Inc.*	25,779	5,081,814
Olaplex Holdings, Inc.*	307,264	1,938,836
RH*	3,027	944,394
		7,965,044
TOTAL COMMON STOCKS (Cost $84,425,026)		87,292,891

TOTAL INVESTMENTS - 98.7% (Cost $84,425,026)		87,292,891
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		1,134,850
NET ASSETS - 100.0%		$88,427,741

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.1%
Australia — 6.1%
Cochlear Ltd.	2,358	$ 356,239
Pro Medicus Ltd.	9,062	432,790
Technology One Ltd.	29,575	305,788
		1,094,817
Canada — 12.7%
Altus Group Ltd.	20,085	859,524
FirstService Corp.	3,341	477,465
Kinaxis, Inc.*	5,530	642,753
TMX Group Ltd.	3,282	323,476
		2,303,218
Denmark — 2.8%
Netcompany Group A/S(a)*	12,776	508,446
Finland — 3.8%
Musti Group Oyj	40,667	688,249
Germany — 12.6%
CompuGroup Medical SE & Co. KgaA	14,451	677,279
CTS Eventim AG & Co. KGaA*	8,202	575,753
MYT Netherlands Parent BV, ADR*	87,633	1,021,801
		2,274,833
Ireland — 4.9%
Keywords Studios PLC	25,235	886,340
Italy — 2.6%
Amplifon SpA	17,058	471,027
Japan — 5.3%
Benefit One, Inc.	14,900	245,925
Kakaku.com, Inc.	43,200	720,235
		966,160
Luxembourg — 2.8%
Eurofins Scientific SE	7,076	507,560
Netherlands — 5.8%
Euronext NV(a)	10,018	811,778
Topicus.com, Inc., Sub-Voting Shares*	4,236	244,536
		1,056,314
South Korea — 5.2%
Douzone Bizon Co. Ltd.*	11,410	326,121
Koh Young Technology, Inc.*	44,061	618,317
		944,438
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 1.6%
Thule Group AB(a)	12,088	$ 289,674
Switzerland — 6.8%
Tecan Group AG, Registered Shares	1,388	582,508
Temenos AG, Registered Shares	8,950	638,856
		1,221,364
United Kingdom — 21.4%
Auto Trader Group PLC(a)	51,087	396,358
Dechra Pharmaceuticals PLC	13,512	479,219
Endava PLC, SP ADR*	12,261	1,077,374
Fevertree Drinks PLC	62,859	847,529
GB Group PLC	75,320	328,459
Kin & Carta PLC*	275,570	750,680
		3,879,619
Uruguay — 1.7%
Globant SA*	1,935	313,818
TOTAL COMMON STOCKS (Cost $19,308,851)		17,405,877

TOTAL INVESTMENTS - 96.1% (Cost $19,308,851)		17,405,877
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		705,302
NET ASSETS - 100.0%		$18,111,179

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $2,006,256 or 11.08% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.8%
Brazil — 1.9%
Raia Drogasil SA	76,500	$ 375,997
Cambodia — 5.6%
NagaCorp Ltd.*	1,216,165	1,111,763
China — 26.2%
Alibaba Group Holding Ltd.*	47,400	651,687
ANTA Sports Products Ltd.	48,000	728,094
Autohome, Inc., Class A	95,780	826,968
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	619,786
NetEase, Inc.	62,961	1,117,061
Tencent Music Entertainment Group, ADR*	115,963	972,930
Zhejiang Supor Co. Ltd., Class A	42,605	326,501
		5,243,027
India — 10.5%
Bajaj Auto Ltd.	11,770	550,384
HDFC Bank Ltd.	58,690	1,154,940
Titan Co. Ltd.	6,800	198,335
United Spirits Ltd.*	20,950	197,323
		2,100,982
Indonesia — 2.3%
Bank Central Asia Tbk PT	806,000	457,412
Mexico — 2.1%
Fomento Economico Mexicano SAB de CV	47,000	411,507
Netherlands — 4.8%
Prosus NV	11,972	966,682
Poland — 3.1%
Dino Polska SA(a)*	6,900	625,104
Russia — 0.0%
VK Co. Ltd., GDR(b)(c)*	34,180	342
Yandex NV, Class A(b)(c)*	26,923	269
		611
Singapore — 4.2%
Karooooo Ltd.	32,736	845,571
South Africa — 3.8%
Discovery Ltd.*	41,850	332,881
Mr Price Group Ltd.	44,740	423,385
		756,266
Switzerland — 3.7%
Wizz Air Holdings PLC(a)*	22,530	742,855
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 7.2%
momo.com, Inc.	29,800	$ 793,025
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	652,931
		1,445,956
United States — 3.5%
Las Vegas Sands Corp.*	12,030	709,770
Uruguay — 5.5%
Dlocal Ltd.*	26,900	446,271
MercadoLibre, Inc.*	562	664,110
		1,110,381
Vietnam — 13.4%
Mobile World Investment Corp.	595,000	1,184,669
Phu Nhuan Jewelry JSC	289,733	1,118,030
Vietnam Dairy Products JSC	116,400	383,232
		2,685,931
TOTAL COMMON STOCKS (Cost $23,534,561)		19,589,815

TOTAL INVESTMENTS - 97.8% (Cost $23,534,561)		19,589,815
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		449,776
NET ASSETS - 100.0%		$20,039,591

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $1,367,959 or 6.83% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is deemed illiquid at January 31, 2023.
(c)	Securities are fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.3%
Asset Management — 3.4%
Hamilton Lane, Inc., Class A	8,670	$ 675,046
Auto & Truck Dealerships — 4.2%
Copart, Inc.*	12,557	836,422
Auto Parts — 3.8%
Fox Factory Holding Corp.*	6,378	753,178
Building Products & Equipment — 2.9%
Trex Co., Inc.*	11,112	585,825
Capital Markets — 4.7%
Houlihan Lokey, Inc.	9,467	937,896
Diagnostics & Research — 2.3%
Charles River Laboratories International, Inc.*	1,893	460,472
Health Information Services — 5.6%
Doximity, Inc., Class A*	14,899	525,488
Progyny, Inc.*	16,892	580,916
		1,106,404
Home Improvement Retail — 3.1%
Floor & Decor Holdings, Inc., Class A*	6,826	619,596
Insurance - Diversified — 3.1%
Goosehead Insurance, Inc., Class A*	15,895	620,700
Internet Retail — 9.1%
Etsy, Inc.*	5,979	822,591
Farfetch Ltd., Class A*	46,938	320,117
Revolve Group, Inc.*	23,469	669,805
		1,812,513
Leisure — 3.1%
YETI Holdings, Inc.*	13,852	620,015
Medical Devices — 1.0%
Align Technology, Inc.*	747	201,488
Medical Instruments & Supplies — 2.0%
Warby Parker, Inc., Class A*	24,615	397,532
Restaurants — 2.7%
Wingstop, Inc.	3,438	544,820
Semiconductors — 1.0%
Monolithic Power Systems, Inc.	448	191,099
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 32.6%
Alarm.com Holdings, Inc.*	9,667	$ 518,151
Aspen Technology, Inc.*	2,840	564,450
Bumble, Inc., Class A*	14,600	375,950
Duck Creek Technologies, Inc.*	33,883	641,405
Dynatrace, Inc.*	25,961	997,681
Globant SA*	5,033	816,252
Olo, Inc., Class A*	45,294	363,258
Paycom Software, Inc.*	2,940	952,384
Trade Desk, Inc. (The), Class A*	13,404	679,583
Tyler Technologies, Inc.*	1,794	579,049
		6,488,163
Software Infrastructure — 5.0%
Endava PLC, SP ADR*	6,079	534,162
Euronet Worldwide, Inc.*	4,136	466,044
		1,000,206
Specialty Retail — 8.7%
Five Below, Inc.*	4,883	962,586
Olaplex Holdings, Inc.*	34,631	218,522
RH*	1,744	544,110
		1,725,218
TOTAL COMMON STOCKS (Cost $20,922,764)		19,576,593

TOTAL INVESTMENTS - 98.3% (Cost $20,922,764)		19,576,593
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		333,644
NET ASSETS - 100.0%		$19,910,237

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.4%
Australia — 3.7%
Cochlear Ltd.	1,212	$ 183,105
Pro Medicus Ltd.	3,410	162,857
		345,962
Canada — 9.3%
Altus Group Ltd.	6,589	281,972
FirstService Corp.	1,725	246,521
Kinaxis, Inc.*	1,504	174,810
TMX Group Ltd.	1,650	162,625
		865,928
Denmark — 3.0%
Netcompany Group A/S(a)*	7,030	279,773
Finland — 2.0%
Musti Group Oyj	11,366	192,359
Germany — 5.8%
CompuGroup Medical SE & Co. KgaA	5,351	250,787
CTS Eventim AG & Co. KGaA*	4,141	290,685
		541,472
Ireland — 3.9%
Keywords Studios PLC	10,292	361,490
Japan — 4.2%
Benefit One, Inc.	9,870	162,905
Kakaku.com, Inc.	14,000	233,409
		396,314
Luxembourg — 3.3%
Eurofins Scientific SE	4,295	308,080
Netherlands — 6.1%
Euronext NV(a)	5,510	446,486
Topicus.com, Inc., Sub-Voting Shares*	2,127	122,787
		569,273
South Korea — 5.3%
Douzone Bizon Co. Ltd.*	5,740	164,061
Koh Young Technology, Inc.*	23,440	328,938
		492,999
Switzerland — 6.8%
Tecan Group AG, Registered Shares	860	360,920
Temenos AG, Registered Shares	3,888	277,528
		638,448
United Kingdom — 9.2%
Dechra Pharmaceuticals PLC	7,581	268,869
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Endava PLC, SP ADR*	4,310	$ 378,720
Fevertree Drinks PLC	15,647	210,969
		858,558
United States — 33.3%
Align Technology, Inc.*	353	95,215
Azenta, Inc.*	3,632	203,029
Dynatrace, Inc.*	7,155	274,967
Fair Isaac Corp.*	278	185,134
Five Below, Inc.*	2,186	430,926
Floor & Decor Holdings, Inc., Class A*	5,100	462,927
Goosehead Insurance, Inc., Class A*	8,972	350,356
Paycom Software, Inc.*	1,068	345,968
Revolve Group, Inc.*	12,633	360,546
Tyler Technologies, Inc.*	502	162,030
YETI Holdings, Inc.*	5,325	238,347
		3,109,445
Uruguay — 1.5%
Globant SA*	858	139,150
TOTAL COMMON STOCKS (Cost $10,351,754)		9,099,251

TOTAL INVESTMENTS - 97.4% (Cost $10,351,754)		9,099,251
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		245,922
NET ASSETS - 100.0%		$9,345,173

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $726,259 or 7.77% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 84.8%
Consumer Discretionary Products — 4.9%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.593% (SOFR +375 bps), 10/4/28	$119,461	$ 110,786
Truck Hero, Inc., Initial Term Loan, 8.32% (LIBOR +375 bps), 1/31/28	109,481	98,819
Wheel Pros, Inc., First Lien Initial Term Loan, 9.316% (LIBOR +450 bps), 5/11/28	154,307	108,090
		317,695
Consumer Discretionary Services — 7.2%
KUEHG Corp., First Lien Term B-3 Loan, 8.48% (LIBOR +375 bps), 2/21/25	164,258	160,141
KUEHG Corp., Second Lien Initial Term Loan, 12.98% (LIBOR +825 bps), 8/22/25	65,000	62,279
Learning Care Group U.S. No.2, Inc., First Lien Initial Term Loan, 8.075% (LIBOR +325 bps), 3/13/25	164,217	151,285
Learning Care Group U.S. No.2, Inc., 2020 Incremental Term Loan, 13.298% (LIBOR +850 bps), 3/13/25	99,744	98,497
		472,202
Consumer Staple Products — 2.0%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 8.485% (LIBOR +375 bps), 12/22/26(b)	64,721	63,153
Naked Juice, LLC, Second Lien Initial Term Loan, 10.68% (SOFR +610 bps), 1/24/30	55,000	46,149
VC GB Holdings I Corp., 9/30/29(b)	25,000	20,583
		129,885
Financial Services — 3.0%
Zest Acquisition Corp., Second Lien Initial Term Loan, 3/8/26(b)	35,000	34,934
Zest Acquisition Corp., First Lien Initial Term Loan, 7.93% (LIBOR +350 bps), 3/14/25(b)	164,679	164,130
		199,064
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 16.2%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 7/17/28(b)	$ 87,358	$ 79,154
Aveanna Healthcare, LLC, Initial Term Loan, 11.389% (LIBOR +700 bps), 12/10/29	85,000	55,675
Cano Health, LLC, Converted 2022 Replacement Term Loan, 8.661% (SOFR +400 bps), 11/23/27(b)	144,434	114,013
CVET Midco 2 LP, Initial Term Loan, 9.58% (SOFR +500 bps), 10/13/29	95,000	91,002
EyeCare Partners, LLC, Amendment No. 1 Term Loan, 8.48% (LIBOR +375 bps), 11/15/28	69,687	58,484
EyeCare Partners, LLC, Amendment No. 2 First Lien Term Loans, 9.18% (SOFR +450 bps), 11/15/28	35,000	29,838
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11.48% (LIBOR +675 bps), 11/15/29(b)	110,000	91,352
LifePoint Health, Inc., First Lien Term B Loan, 8.575% (LIBOR +375 bps), 11/16/25	45,000	43,812
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 8.23% (LIBOR +350 bps), 11/30/27(b)	164,367	161,623
RXB Holdings, Inc., First Lien Initial Term Loan, 8.717% (LIBOR +450 bps), 12/20/27	119,432	118,536
Sharp Midco, LLC, First Lien Initial Term Loan, 8.73% (LIBOR +400 bps), 12/29/28	114,449	112,589
Summit Behavioral Healthcare, LLC, Initial Term Loan, 9.449% (LIBOR +475 bps), 11/24/28	104,474	99,772
		1,055,850
Industrial Products — 2.5%
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No 2 Term Loan, 11.23% (LIBOR +650 bps), 5/21/29	65,000	59,421

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
SPX Flow, Inc., Term Loan, 9.161% (SOFR +460 bps), 4/5/29	$ 47,928	$ 46,241
Titan Acquisition Ltd., Initial Term Loan, 8.151% (LIBOR +300 bps), 3/28/25	59,661	58,262
		163,924
Industrial Services — 10.8%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 8.938% (SOFR +450 bps), 3/17/28	54,735	53,412
Brand Industrial Services, Inc., Initial Term Loan, 9.062% (LIBOR +425 bps), 6/21/24	54,711	51,267
Infinite Bidco, LLC, First Lien Term Loan, 7.98% (LIBOR +325 bps), 3/2/28	54,722	53,132
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.73% (LIBOR +700 bps), 3/2/29	85,000	76,925
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 8.553% (SOFR +400 bps), 9/22/28	45,000	45,119
KKR Apple Bidco, LLC, Second Lien Term Loan, 10.32% (LIBOR +575 bps), 9/21/29	165,000	162,319
LaserShip, Inc., First Lien Initial Term Loan, 9.23% (LIBOR +450 bps), 5/7/28	124,471	93,451
PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.82% (LIBOR +425 bps), 12/15/28	134,447	115,566
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.57% (LIBOR +400 bps), 7/7/28	54,724	52,443
		703,634
Insurance — 4.6%
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 7.82% (LIBOR +325 bps), 5/9/25	64,661	64,688
Asurion, LLC, New B-7 Term Loan, 7.57% (LIBOR +300 bps), 11/3/24(b)	29,974	29,709
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
Asurion, LLC, New B-8 Term Loan, 7.82% (LIBOR +325 bps), 12/23/26	$ 19,924	$ 19,105
Asurion, LLC, New B-9 Term Loan, 7.82% (LIBOR +325 bps), 7/31/27	19,924	18,874
Asurion, LLC, New B-4 Term Loan, 9.82% (LIBOR +525 bps), 1/20/29	200,000	168,251
		300,627
Materials — 7.9%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.297% (LIBOR +375 bps), 11/24/27	64,521	64,199
Clydesdale Acquisition Holdings, Inc., Term B Loan, 8.836% (SOFR +418 bps), 4/13/29	84,787	83,434
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/2/28(c)	15,110	13,817
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 8.07% (LIBOR +350 bps), 10/2/28	84,468	77,235
Mauser Packaging Solutions Holding Co., 8/10/26(b)	50,000	49,625
Oscar AcquisitionCo., LLC, Term B Loan, 8.153% (SOFR +460 bps), 4/29/29(b)	89,825	87,230
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 8.825% (LIBOR +400 bps), 3/16/27	14,908	14,637
Trident TPI Holdings, Inc., Tranche B-4 Initial Term Loans, 9.83% (SOFR +525 bps), 9/15/28	130,000	127,237
		517,414
Media — 10.9%
ABG Intermediate Holdings 2, LLC, Initial Term Loan, 10.561% (SOFR +600 bps), 12/20/29	100,000	92,563
Arches Buyer, Inc., Refinancing Term Loan, 7.82% (LIBOR +325 bps), 12/6/27	70,000	67,842
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.325% (LIBOR +350 bps), 8/21/26	104,511	99,678

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, 2020 June New Term Loan, 8.32% (LIBOR +375 bps), 9/13/24	$ 64,885	$ 64,317
MH Sub I, LLC, Second Lien Term Loan, 10.649% (SOFR +625 bps), 2/23/29	175,000	158,375
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 7.82% (LIBOR +325 bps), 9/25/26(b)	59,874	50,179
Ten-X, LLC, First Lien Term Loan, 8.57% (LIBOR +400 bps), 9/27/24	189,018	181,614
		714,568
Retail & Wholesale - Discretionary — 6.6%
CNT Holdings I Corp., Second Lien Initial Term Loan, 11.375% (SOFR + 675 bps), 11/6/28(b)	200,000	193,166
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan, 8.625% (SOFR +400 bps), 5/4/28	34,874	34,283
Medical Solutions Holdings, Inc., Initial Term Loan, 8.07% (LIBOR +350 bps), 11/1/28	79,632	77,172
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.07% (LIBOR +350 bps), 6/2/28	34,786	33,624
White Cap Buyer, LLC, Initial Closing Date Term Loan, 8.311% (SOFR +375 bps), 10/19/27	94,286	93,697
		431,942
Software & Technology Services — 6.3%
Cloudera, Inc., Term Loan, 8.32% (LIBOR +375 bps), 10/8/28	64,511	62,191
Cloudera, Inc., Second Lien Term Loan, 10.57% (LIBOR +600 bps), 10/8/29	75,000	66,187
Dun & Bradstreet Corp. (The), Term Loan B, 7.767% (LIBOR +325 bps), 2/6/26	23,231	23,221
GI Consilio Parent, LLC, First Lien Initial Term Loan, 8.57% (LIBOR +400 bps), 5/12/28	84,383	81,939
Mitchell International, Inc., Initial Term Loan-Second Lien, 11.235% (LIBOR +650 bps), 10/15/29	55,000	47,309
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Presidio Holdings, Inc., Term Loan, 8.33% (LIBOR +350 bps), 1/22/27	$ 49,745	$ 49,745
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 8.575% (LIBOR +375 bps), 5/4/26	79,589	78,937
		409,529
Technology Hardware & Semiconductors — 1.9%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.512% (SOFR +560 bps), 2/1/30	80,000	71,000
Viasat, Inc., Initial Term Loan, 9.176% (SOFR +461 bps), 3/2/29	54,725	54,819
		125,819
TOTAL SENIOR LOANS (Cost $5,531,903)		5,542,153
CORPORATE BONDS† — 13.5%
Consumer Discretionary Products — 1.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	25,000	18,802
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	60,000	44,638
Wheel Pros, Inc., 6.50%, 5/15/29(d)	40,000	16,207
		79,647
Financial Services — 2.0%
NFP Corp., 6.875%, 8/15/28(d)	150,000	130,087
Industrial Products — 1.1%
Titan Acquisition Ltd., 7.75%, 4/15/26(d)	75,000	70,737
Insurance — 2.7%
GTCR AP Finance, Inc., 8.00%, 5/15/27(d)	115,000	113,097
HUB International Ltd., 7.00%, 5/1/26(d)	65,000	64,436
		177,533
Materials — 5.8%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	200,000	194,553
Century Aluminum Co., 7.50%, 4/1/28(d)	210,000	185,150
		379,703

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology Hardware & Semiconductors — 0.7%
Viasat, Inc., 6.50%, 7/15/28(d)	$ 60,000	$ 48,226
TOTAL CORPORATE BONDS (Cost $865,152)		885,933

TOTAL INVESTMENTS - 98.3% (Cost $6,397,055)		6,428,086
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		108,184
NET ASSETS - 100.0%		$6,536,270

(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	All or a portion of this Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	All or a portion of this senior loan position is unfunded as of January 31, 2023. The interest rate for fully unfunded terms loans is to be determined.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $885,933 or 13.55% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 84.3%
Consumer Discretionary Products — 4.2%
Griffon Corp., 5.75%, 3/1/28	$30,000	$ 28,428
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	17,283
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	15,000	11,159
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	33,311
		90,181
Consumer Discretionary Services — 3.0%
1011778 BC ULC, 4.00%, 10/15/30(a)	10,000	8,457
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	19,034
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	33,053
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	5,000	3,944
		64,488
Consumer Staple Products — 3.4%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	13,373
Pilgrim's Pride Corp., 5.875%, 9/30/27(a)	10,000	9,934
Pilgrim's Pride Corp., 4.25%, 4/15/31(a)	10,000	8,707
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	23,197
Simmons Foods, Inc., 4.625%, 3/1/29(a)	20,000	16,902
		72,113
Health Care — 4.0%
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	30,000	26,035
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	13,874
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	20,000	17,701
Select Medical Corp., 6.25%, 8/15/26(a)	10,000	9,777
Tenet Healthcare Corp., 5.125%, 11/1/27	20,000	19,276
		86,663
Industrial Products — 3.2%
ATS Corp., 4.125%, 12/15/28(a)	25,000	22,427
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	$15,000	$ 14,148
TransDigm, Inc., 4.625%, 1/15/29	35,000	31,637
		68,212
Industrial Services — 11.4%
American Airlines, Inc., 11.75%, 7/15/25(a)	20,000	22,290
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	10,000	9,288
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	65,000	62,049
Delta Air Lines, Inc., 3.75%, 10/28/29	20,000	17,646
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	13,448
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	26,513
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	60,000	59,133
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,411
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	17,108
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,411
		245,297
Materials — 6.6%
Arconic Corp., 6.125%, 2/15/28(a)	25,000	24,140
ATI, Inc., 5.125%, 10/1/31	20,000	18,196
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,728
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	39,675
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	15,000	14,770
Ingevity Corp., 3.875%, 11/1/28(a)	20,000	17,625
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	16,938
		141,072
Media — 11.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	40,000	30,455
Arches Buyer, Inc., 6.125%, 12/1/28(a)	10,000	8,436
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	25,000	20,904
DISH DBS Corp., 7.375%, 7/1/28	15,000	10,797

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	$30,000	$ 24,039
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	25,000	21,500
Playtika Holding Corp., 4.25%, 3/15/29(a)	10,000	8,316
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	30,000	26,665
TripAdvisor, Inc., 7.00%, 7/15/25(a)	30,000	30,156
Uber Technologies, Inc., 7.50%, 9/15/27(a)	35,000	35,582
Urban One, Inc., 7.375%, 2/1/28(a)	40,000	36,433
		253,283
Oil & Gas — 14.0%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	33,514
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	19,024
Cheniere Energy Partners LP, 4.00%, 3/1/31	20,000	17,963
DT Midstream, Inc., 4.375%, 6/15/31(a)	25,000	21,903
Harvest Midstream I LP, 7.50%, 9/1/28(a)	45,000	44,353
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,321
Parkland Corp., 4.625%, 5/1/30(a)	25,000	21,517
Southwestern Energy Co., 4.75%, 2/1/32	25,000	21,969
Teine Energy Ltd., 6.875%, 4/15/29(a)	60,000	55,953
Transocean Proteus Ltd., 6.25%, 12/1/24(a)	18,000	18,192
Transocean, Inc., 11.50%, 1/30/27(a)	30,000	31,345
		300,054
Real Estate — 8.4%
Five Point Operating Co. LP, 7.875%, 11/15/25(a)	70,000	63,008
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	25,000	20,796
Kennedy-Wilson, Inc., 5.00%, 3/1/31	50,000	40,887
Realogy Group, LLC, 5.75%, 1/15/29(a)	70,000	54,958
		179,649
	Par Value	Value
CORPORATE BONDS — (Continued)
Retail & Wholesale - Discretionary — 4.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	$15,000	$ 12,930
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	25,418
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	34,249
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	22,526
		95,123
Software & Technology Services — 3.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(a)	35,000	31,176
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	15,000	13,305
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	15,000	14,443
Twilio, Inc., 3.625%, 3/15/29	20,000	16,997
		75,921
Technology Hardware & Semiconductors — 3.2%
CommScope, Inc., 4.75%, 9/1/29(a)	20,000	16,589
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	21,836
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,413
Viasat, Inc., 6.50%, 7/15/28(a)	25,000	20,094
		67,932
Telecommunications — 3.2%
Level 3 Financing, Inc., 4.625%, 9/15/27(a)	25,000	21,222
Level 3 Financing, Inc., 4.25%, 7/1/28(a)	10,000	7,938
Lumen Technologies, Inc., 5.125%, 12/15/26(a)	10,000	8,541
Lumen Technologies, Inc., 4.50%, 1/15/29(a)	30,000	20,213
Telesat Canada, 5.625%, 12/6/26(a)	15,000	6,948
Telesat Canada, 6.50%, 10/15/27(a)	10,000	2,807
		67,669
TOTAL CORPORATE BONDS (Cost $1,753,694)		1,807,657

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS†(b) — 10.8%
Consumer Discretionary Products — 0.8%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.593% (SOFR +375 bps), 10/4/28	$ 9,950	$ 9,227
Truck Hero, Inc., Initial Term Loan, 8.32% (LIBOR +375 bps), 1/31/28	9,949	8,981
		18,208
Financial Services — 0.9%
Zest Acquisition Corp., First Lien Initial Term Loan, 7.93% (LIBOR +350 bps), 3/14/25	19,952	19,886
Health Care — 1.3%
CVET Midco 2 LP, Initial Term Loan, 9.58% (SOFR +500 bps), 10/13/29	20,000	19,158
LifePoint Health, Inc., First Lien Term B Loan, 8.575% (LIBOR +375 bps), 11/16/25	10,000	9,736
		28,894
Industrial Products — 0.8%
SPX Flow, Inc., Term Loan, 9.161% (SOFR +460 bps), 4/5/29	8,714	8,407
Titan Acquisition Ltd., Initial Term Loan, 8.151% (LIBOR +300 bps), 3/28/25	9,948	9,715
		18,122
Industrial Services — 1.3%
Cimpress PLC, Tranche B-1 Term Loan, 8.07% (LIBOR +350 bps), 5/17/28	29,874	27,313
Insurance — 1.8%
Asurion, LLC, New B-4 Term Loan, 9.82% (LIBOR +525 bps), 1/20/29	45,000	37,856
Materials — 0.5%
Oscar AcquisitionCo., LLC, Term B Loan, 8.153% ( SOFR +460 bps ), 4/29/29	9,975	9,687
Media — 2.5%
Arches Buyer, Inc., Refinancing Term Loan, 7.82% (LIBOR +325 bps), 12/6/27	10,000	9,692
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.325% (LIBOR +350 bps), 8/21/26	14,923	14,233
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, 2020 June New Term Loan, 8.32% (LIBOR +375 bps), 9/13/24	$ 9,949	$ 9,862
Ten-X, LLC, First Lien Term Loan, 8.57% (LIBOR +400 bps), 9/27/24	9,948	9,558
UPC Financing Partnership, Facility AX, 7.384% (LIBOR +293 bps), 1/31/29	10,000	9,997
		53,342
Retail & Wholesale - Discretionary — 0.4%
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.07% (LIBOR +350 bps), 6/2/28	9,950	9,617
Software & Technology Services — 0.5%
GI Consilio Parent, LLC, First Lien Initial Term Loan, 8.57% (LIBOR +400 bps), 5/12/28	9,950	9,662
TOTAL SENIOR LOANS (Cost $226,565)		232,587

TOTAL INVESTMENTS - 95.1% (Cost $1,980,259)		2,040,244
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		104,720
NET ASSETS - 100.0%		$2,144,964

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2023, these securities amounted to $1,546,113 or 72.08% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed Income are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$7,072,249,800	$7,072,249,800	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$12,142,636	$—	$12,142,636	$—
France	31,178,330	—	31,178,330	—
Germany	40,982,483	—	40,982,483	—
Ireland	44,609,510	44,609,510	—	—
Switzerland	17,664,593	—	17,664,593	—
United States	283,085,397	283,085,397	—	—
Total Assets	$429,662,949	$327,694,907	$101,968,042	$—
Polen International Growth Fund
Assets
Common Stocks
Australia	$6,697,274	$—	$6,697,274	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
Funds	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Canada	$6,575,673	$6,575,673	$—	$—
France	17,472,067	—	17,472,067	—
Germany	36,836,784	—	36,836,784	—
India	4,493,815	—	4,493,815	—
Ireland	45,382,640	38,040,361	7,342,279	—
Netherlands	9,375,545	—	9,375,545	—
Spain	6,659,644	—	6,659,644	—
Sweden	13,406,691	—	13,406,691	—
Switzerland	5,184,446	—	5,184,446	—
United Kingdom	31,391,713	—	31,391,713	—
United States	19,109,009	19,109,009	—	—
Uruguay	10,715,248	10,715,248	—	—
Total Assets	$213,300,549	$74,440,291	$138,860,258	$—
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$87,292,891	$87,292,891	$—	$—
Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$1,094,817	$—	$1,094,817	$—
Canada	2,303,218	2,303,218	—	—
Denmark	508,446	—	508,446	—
Finland	688,249	—	688,249	—
Germany	2,274,833	1,021,801	1,253,032	—
Ireland	886,340	—	886,340	—
Italy	471,027	—	471,027	—
Japan	966,160	—	966,160	—
Luxembourg	507,560	—	507,560	—
Netherlands	1,056,314	244,536	811,778	—
South Korea	944,438	—	944,438	—
Sweden	289,674	—	289,674	—
Switzerland	1,221,364	—	1,221,364	—
United Kingdom	3,879,619	1,077,374	2,802,245	—
Uruguay	313,818	313,818	—	—
Total Assets	$17,405,877	$4,960,747	$12,445,130	$—
Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$375,997	$375,997	$—	$—
Cambodia	1,111,763	—	1,111,763	—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
Funds	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
China	$5,243,027	$972,930	$4,270,097	$—
India	2,100,982	—	2,100,982	—
Indonesia	457,412	—	457,412	—
Mexico	411,507	411,507	—	—
Netherlands	966,682	—	966,682	—
Poland	625,104	—	625,104	—
Russia	611	—	—	611
Singapore	845,571	845,571	—	—
South Africa	756,266	—	756,266	—
Switzerland	742,855	—	742,855	—
Taiwan	1,445,956	—	1,445,956	—
United States	709,770	709,770	—	—
Uruguay	1,110,381	1,110,381	—	—
Vietnam	2,685,931	—	2,685,931	—
Total Assets	$19,589,815	$4,426,156	$15,163,048	$611
Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$19,576,593	$19,576,593	$—	$—
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$345,962	$—	$345,962	$—
Canada	865,928	865,928	—	—
Denmark	279,773	—	279,773	—
Finland	192,359	—	192,359	—
Germany	541,472	—	541,472	—
Ireland	361,490	—	361,490	—
Japan	396,314	—	396,314	—
Luxembourg	308,080	—	308,080	—
Netherlands	569,273	122,787	446,486	—
South Korea	492,999	—	492,999	—
Switzerland	638,448	—	638,448	—
United Kingdom	858,558	378,720	479,838	—
United States	3,109,445	3,109,445	—	—
Uruguay	139,150	139,150	—	—
Total Assets	$9,099,251	$4,616,030	$4,483,221	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
Funds	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Bank Loan Fund
Assets
Senior Loans*	$5,542,153	$—	$5,542,153	$—
Corporate Bonds*	885,933	—	885,933	—
Total Assets	$6,428,086	$—	$6,428,086	$—
Polen Upper Tier High Yield Fund
Assets
Corporate Bonds*	$1,807,657	$—	$1,807,657	$—
Senior Loans*	232,587	—	232,587	—
Total Assets	$2,040,244	$—	$2,040,244	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.